Operating Segment Information	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Operating Segment Information
12.	OPERATING SEGMENT INFORMATION

(1)
The Company determined its operating segments based on business activities with discrete financial information regularly reported through the Company’s internal reporting protocols to the Company’s chief operating decision maker. The Company only has wafer fabrication operating segment as the single reporting segment. The primary operating activity of the wafer fabrication segment is the manufacture of chips to the design specifications of our customers by using our own proprietary processes and techniques. The Company maintains a diversified customer base across industries, including communication, consumer electronics, computer, memory and others, while continuing to focus on manufacturing for high growth, large volume applications, including networking, telecommunications, internet, multimedia, PCs and graphics. There was no material difference between the accounting policies of the operating segment and those described in Note 4. Please refer to the Company’s consolidated financial statements for the related segment revenue and operating results.

(2)	Geographic non-current assets information

	As of December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)
Taiwan	$64,563,752	$81,505,018
Singapore	11,621,141	10,610,974
China (includes Hong Kong)	59,643,273	48,667,135
Japan	11,591,851	10,010,255
USA	46,484	24,116
Europe	21,257	18,210
Others	1,126	2,489

Total	$147,488,884	$150,838,197

Non-current
assets include property, plant and equipment,
right-of-use
assets, intangible assets, prepayment for equipment and other noncurrent assets.

(3)	Major customers
Individual customers accounting for at least 10% of operating revenues for the years ended December 31, 2019, 2020 and 2021 were as follows:

	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)

Customer A from wafer fabrication segment	$17,576,293	$20,380,814	$21,935,208